CONCENTRATION OF RISK (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Deposits					$ 1,112,147			$ 1,215,004
Vendor One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations of risk percentage				59.00%	74.10%	60.10%
No Sales Distributor [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Superior Living SDN. BHD. [Member]
Concentrations of risk percentage			10.00%
One Vendor [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member] | Superior Living SDN. BHD. [Member]
Concentrations of risk percentage	100.00%
Agape Superior Living S D N B H D [Member] | Each Depositor [Member]
Deposits	$ 62,000	$ 62,000		$ 62,000		$ 62,000
Agape Superior Living S D N B H D [Member] | Each Depositor [Member] | Malaysian Ringgit [Member] | Maximum [Member]
Deposits	250,000	250,000		250,000		250,000
Agape Superior Living S D N B H D [Member] | Perbadanan Insurans Deposit Malaysia [Member]
Deposits	$ 651,418	983,512		651,418		651,418	$ 1,111,897
Agape Superior Living S D N B H D [Member] | MALAYSIA
Interest income, deposits with financial institutions		$ 1,156,543		$ 858,592		$ 858,592	$ 1,249,141
Agape Superior Living S D N B H D [Member] | Vendor One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations of risk percentage		97.90%	97.00%
Agape Superior Living S D N B H D [Member] | Related Party Vendor [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentrations of risk percentage		100.00%				100.00%
Agape Superior Living S D N B H D [Member] | One Sales Distributor [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations of risk percentage		13.50%				16.20%	14.90%
Agape Superior Living S D N B H D [Member] | One Vendor [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations of risk percentage						99.70%	83.50%